Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Schedule of Estimated Based on Contractual Obligations	At December 31, 2025 and at the date of these financial statements, the Group had capital commitments relating to the construction of the Brussels South manufacturing facility and the purchase of isotope raw materials from a vendor over a three year period.

	Due < 1 year	Due > 1 year	1.
	US$'000	US$'000	1.
As at December 31, 2025
Capital commitments	35,822	11,367
R&D commitments	30,402	7,601
	66,224	18,968
	(Recast)	(Recast)
As at December 31, 2024
Capital commitments	26,435	13,938
R&D commitments	18,676	4,720
	45,111	18,658